Exhibit 99.2

October 2nd, 2023

AMNL Investment Vehicle 2 LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2023-SFR4 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by AMNL Investment Vehicle 2 LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 252 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[SIGNATURES ON FOLLOWING PAGE]

Executed as of the day and year first above written.

BCHH, LLC

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
7212732	Apparent Non-HOA Property
7249002	Apparent Non-HOA Property
7294934	Apparent Non-HOA Property
7531099	Apparent Non-HOA Property
7917629	Apparent Non-HOA Property
7932399	Apparent Non-HOA Property
7944634	Apparent Non-HOA Property
7945047	Apparent Non-HOA Property
7948214	Apparent Non-HOA Property
7962212	Apparent Non-HOA Property
7968460	Apparent Non-HOA Property
7976854	Apparent Non-HOA Property
8012921	Apparent Non-HOA Property
8018339	Apparent Non-HOA Property
8019411	Apparent Non-HOA Property
8023351	Apparent Non-HOA Property
8023547	Apparent Non-HOA Property
8025028	Apparent Non-HOA Property
8028448	Apparent Non-HOA Property
8031111	Apparent Non-HOA Property
8049643	Apparent Non-HOA Property
8065419	Apparent Non-HOA Property
8066231	Apparent Non-HOA Property
8071073	Apparent Non-HOA Property
8072000	Apparent Non-HOA Property
8073884	Apparent Non-HOA Property
8075585	Apparent Non-HOA Property
8080130	Apparent Non-HOA Property
8085282	Apparent Non-HOA Property
8089520	Apparent Non-HOA Property
8090458	Apparent Non-HOA Property
8093136	Apparent Non-HOA Property
8093194	Apparent Non-HOA Property
8093339	Apparent Non-HOA Property
8096835	Apparent Non-HOA Property
8100052	Apparent Non-HOA Property
8100846	Apparent Non-HOA Property

Property ID	HOA Status
8101011	Apparent Non-HOA Property
8101321	Apparent Non-HOA Property
8102501	Apparent Non-HOA Property
8107240	Apparent Non-HOA Property
8107596	Apparent Non-HOA Property
8107601	Apparent Non-HOA Property
8108308	Apparent Non-HOA Property
8108535	Apparent Non-HOA Property
8111599	Apparent Non-HOA Property
8112661	Apparent Non-HOA Property
8115745	Apparent Non-HOA Property
8116153	Apparent Non-HOA Property
8116497	Apparent Non-HOA Property
8118845	Apparent Non-HOA Property
8119028	Apparent Non-HOA Property
8120625	Apparent Non-HOA Property
8120830	Apparent Non-HOA Property
8124125	Apparent Non-HOA Property
8124295	Apparent Non-HOA Property
8124452	Apparent Non-HOA Property
8131044	Apparent Non-HOA Property
8131477	Apparent Non-HOA Property
8137944	Apparent Non-HOA Property
8138839	Apparent Non-HOA Property
8141397	Apparent Non-HOA Property
8143434	Apparent Non-HOA Property
8147080	Apparent Non-HOA Property
8147468	Apparent Non-HOA Property
8148332	Apparent Non-HOA Property
8152508	Apparent Non-HOA Property
8155484	Apparent Non-HOA Property
8156482	Apparent Non-HOA Property
8156788	Apparent Non-HOA Property
8158563	Apparent Non-HOA Property
8158678	Apparent Non-HOA Property
8158681	Apparent Non-HOA Property
8159014	Apparent Non-HOA Property
8159624	Apparent Non-HOA Property
8160459	Apparent Non-HOA Property

Property ID	HOA Status
8161607	Apparent Non-HOA Property
8163010	Apparent Non-HOA Property
8168189	Apparent Non-HOA Property
8168190	Apparent Non-HOA Property
8171935	Apparent Non-HOA Property
8176524	Apparent Non-HOA Property
8176683	Apparent Non-HOA Property
8176898	Apparent Non-HOA Property
8178886	Apparent Non-HOA Property
8178982	Apparent Non-HOA Property
8182307	Apparent Non-HOA Property
8182310	Apparent Non-HOA Property
8182889	Apparent Non-HOA Property
8184215	Apparent Non-HOA Property
8184437	Apparent Non-HOA Property
8185600	Apparent Non-HOA Property
8185847	Apparent Non-HOA Property
8188495	Apparent Non-HOA Property
8188725	Apparent Non-HOA Property
8192322	Apparent Non-HOA Property
8196505	Apparent Non-HOA Property
8196642	Apparent Non-HOA Property
8196664	Apparent Non-HOA Property
8199094	Apparent Non-HOA Property
8199136	Apparent Non-HOA Property
8199964	Apparent Non-HOA Property
8200341	Apparent Non-HOA Property
8200937	Apparent Non-HOA Property
8202853	Apparent Non-HOA Property
8203714	Apparent Non-HOA Property
8207667	Apparent Non-HOA Property
8208844	Apparent Non-HOA Property
8208902	Apparent Non-HOA Property
8210049	Apparent Non-HOA Property
8210310	Apparent Non-HOA Property
8210727	Apparent Non-HOA Property
8212339	Apparent Non-HOA Property
8212920	Apparent Non-HOA Property
8214244	Apparent Non-HOA Property

Property ID	HOA Status
8214250	Apparent Non-HOA Property
8215668	Apparent Non-HOA Property
8215726	Apparent Non-HOA Property
8216564	Apparent Non-HOA Property
8216718	Apparent Non-HOA Property
8218051	Apparent Non-HOA Property
8219014	Apparent Non-HOA Property
8221274	Apparent Non-HOA Property
8222583	Apparent Non-HOA Property
8223083	Apparent Non-HOA Property
8224464	Apparent Non-HOA Property
8225109	Apparent Non-HOA Property
8225116	Apparent Non-HOA Property
8225464	Apparent Non-HOA Property
8226113	Apparent Non-HOA Property
8226251	Apparent Non-HOA Property
8227391	Apparent Non-HOA Property
8227954	Apparent Non-HOA Property
8228343	Apparent Non-HOA Property
8230028	Apparent Non-HOA Property
8233085	Apparent Non-HOA Property
8233990	Apparent Non-HOA Property
8234424	Apparent Non-HOA Property
8238165	Apparent Non-HOA Property
8240873	Apparent Non-HOA Property
8242710	Apparent Non-HOA Property
8243139	Apparent Non-HOA Property
8244740	Apparent Non-HOA Property
8245224	Apparent Non-HOA Property
8246550	Apparent Non-HOA Property
8247328	Apparent Non-HOA Property
8249375	Apparent Non-HOA Property
8251148	Apparent Non-HOA Property
8251825	Apparent Non-HOA Property
8253156	Apparent Non-HOA Property
8253186	Apparent Non-HOA Property
8257877	Apparent Non-HOA Property
8258281	Apparent Non-HOA Property
8259199	Apparent Non-HOA Property

Property ID	HOA Status
8259391	Apparent Non-HOA Property
8262633	Apparent Non-HOA Property
8267775	Apparent Non-HOA Property
8269667	Apparent Non-HOA Property
8272330	Apparent Non-HOA Property
8273787	Apparent Non-HOA Property
8284057	Apparent Non-HOA Property
8284124	Apparent Non-HOA Property
8284527	Apparent Non-HOA Property
8285957	Apparent Non-HOA Property
8287301	Apparent Non-HOA Property
8288362	Apparent Non-HOA Property
8289567	Apparent Non-HOA Property
8290814	Apparent Non-HOA Property
8297429	Apparent Non-HOA Property
8298219	Apparent Non-HOA Property
8299417	Apparent Non-HOA Property
8307555	Apparent Non-HOA Property
8322839	Apparent Non-HOA Property
8323921	Apparent Non-HOA Property
8324474	Apparent Non-HOA Property
8324741	Apparent Non-HOA Property
8327088	Apparent Non-HOA Property
8337997	Apparent Non-HOA Property
8349146	Apparent Non-HOA Property
8349361	Apparent Non-HOA Property
8350028	Apparent Non-HOA Property
8351871	Apparent Non-HOA Property
8352744	Apparent Non-HOA Property
8353880	Apparent Non-HOA Property
8354079	Apparent Non-HOA Property
8355191	Apparent Non-HOA Property
8358640	Apparent Non-HOA Property
8366426	Apparent Non-HOA Property
8366631	Apparent Non-HOA Property
8369255	Apparent Non-HOA Property
8369278	Apparent Non-HOA Property
8371217	Apparent Non-HOA Property
8373205	Apparent Non-HOA Property

Property ID	HOA Status
8373777	Apparent Non-HOA Property
8377065	Apparent Non-HOA Property
8377518	Apparent Non-HOA Property
8377699	Apparent Non-HOA Property
8389448	Apparent Non-HOA Property
8389591	Apparent Non-HOA Property
8390138	Apparent Non-HOA Property
8391385	Apparent Non-HOA Property
8392905	Apparent Non-HOA Property
8393684	Apparent Non-HOA Property
8401411	Apparent Non-HOA Property
8404264	Apparent Non-HOA Property
8405551	Apparent Non-HOA Property
8406906	Apparent Non-HOA Property
8419264	Apparent Non-HOA Property
8422067	Apparent Non-HOA Property
8422746	Apparent Non-HOA Property
8427416	Apparent Non-HOA Property
8433064	Apparent Non-HOA Property
8433384	Apparent Non-HOA Property
8447438	Apparent Non-HOA Property
8450935	Apparent Non-HOA Property
8454925	Apparent Non-HOA Property
8457259	Apparent Non-HOA Property
8458641	Apparent Non-HOA Property
8460116	Apparent Non-HOA Property
8460285	Apparent Non-HOA Property
8477877	Apparent Non-HOA Property
8479784	Apparent Non-HOA Property
8492014	Apparent Non-HOA Property
8498467	Apparent Non-HOA Property
8499985	Apparent Non-HOA Property
8500111	Apparent Non-HOA Property
8504605	Apparent Non-HOA Property
8507904	Apparent Non-HOA Property
8516371	Apparent Non-HOA Property
8521390	Apparent Non-HOA Property
8523393	Apparent Non-HOA Property
8527734	Apparent Non-HOA Property

Property ID	HOA Status
8532749	Apparent Non-HOA Property
8552778	Apparent Non-HOA Property
8559074	Apparent Non-HOA Property
8561323	Apparent Non-HOA Property
8564014	Apparent Non-HOA Property
8565151	Apparent Non-HOA Property
8584889	Apparent Non-HOA Property
8592329	Apparent Non-HOA Property
8604877	Apparent Non-HOA Property
8607605	Apparent Non-HOA Property
8613527	Apparent Non-HOA Property
8617015	Apparent Non-HOA Property
8629968	Apparent Non-HOA Property
8644960	Apparent Non-HOA Property
8653741	Apparent Non-HOA Property
8687985	Apparent Non-HOA Property
8700894	Apparent Non-HOA Property
8711426	Apparent Non-HOA Property
8715096	Apparent Non-HOA Property
9009092	Apparent Non-HOA Property